Premises and Equipment, Net - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Property, Plant and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 195,734		$ 206,154
Less: Accumulated depreciation and amortization	(72,231)		(76,797)
Premises and equipment, net	123,503	$ 123,930	129,357
Land
Property, Plant and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	18,307		18,307
Buildings and improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 100,152		93,848
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	30 years
Equipment leased under an operating lease
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years
Property, Plant and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 0		19,626
Furniture and equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 21,579		19,832
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Property, Plant and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 31,225		29,749
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 19,301		18,260
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Work in progress
Property, Plant and Equipment, Net, by Type [Abstract]
Premises and equipment, gross	$ 5,170		$ 6,532